Trading Assets	12 Months Ended
Mar. 31, 2022
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Trading Assets
6	TRADING ASSETS
Trading assets at March 31, 2022 and 2021 consisted of the following:

	At March 31,
	2022	2021

	(In millions)
Debt instruments	¥3,489,258	¥2,732,480
Equity instruments	247,038	408,256

Total trading assets	¥3,736,296	¥3,140,736

Trading
debt instruments mainly consist of Japanese government bonds. Trading equity instruments mainly consist of publicly traded Japanese stocks.